Intangible Assets	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 5 – Intangible Assets

Intangible assets, net consisted of the following:

Schedule of intangible assets
	September 30, 2024	December 31, 2023
Balance at beginning of the year	$1,444,259	776,856
Purchase of additional intangible assets (licenses)	1,594,373	710,372
Total	3,038,632	1,487,228
Less accumulated amortization	(95,948)	(42,969)
Finite-lived intangible assets, net	$2,942,684	$1,444,259

As of September 30, 2024, the estimated amortization amounts of the Company’s intangible assets for each of the next five years are as follows:

Schedule of estimated amortization expense
2025	$105,462
2026	105,462
2027	105,462
2028	71,032
2029	19,621